Net loss per common share - Earnings per share computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net loss per common share [Abstract]
Net loss for the year	$ (70,792)	$ (23,295)
Weighted average number of ordinary shares outstanding	76,918	35,285
Net loss per common share (expressed in $ per share)	$ (0.92)	$ (0.66)